Receivables (Tables)	12 Months Ended
Aug. 29, 2013
Receivables [Abstract]
Schedule of Receivables

As of	2013	2012
Trade receivables (net of allowance for doubtful accounts of $5 and $5, respectively)	$2,069	$933
Income and other taxes	74	80
Related party receivables	8	63
Other	178	213
	$2,329	$1,289